Current provisions and other current liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Development of provisions
Provisions for performance-based compensation plan for managerial staff	€ 87,719
Provisions for share-based plans	43,466	€ 26,876
Miscellaneous current liabilities
Personnel liabilities	746,743	732,771
Put option liabilities	678,705	645,784
Receivable credit balances	645,650	495,962
Contract liabilities	428,028	571,420
Invoices outstanding	201,251	180,227
VAT and other (non-income) tax liabilities	127,295	113,595
Deferred Income	90,003	34,885
Interest liabilities	68,558	73,140
Legal matters, advisory and audit fees	36,341	31,902
Derivatives	25,847	40,923
Bonuses, commissions	22,869	32,971
Variable payments outstanding for acquisitions	9,721	19,313
Other liabilities	250,341	220,345
Other current liabilities	3,331,352	€ 3,193,238
Current provisions
Development of provisions
Provisions at beginning of period	220,429
Foreign currency translation	17,143
Changes in consolidation group	211
Utilized	(51,648)
Reversed	(25,345)
Additions	151,244
Reclassifications	33,489
Provisions at end of period	345,523
Current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	55,265
Foreign currency translation	5,797
Changes in consolidation group	83
Utilized	(38,476)
Reversed	(7,427)
Additions	115,852
Reclassifications	33,535
Provisions at end of period	164,629
Current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period	103,020
Foreign currency translation	8,920
Reversed	(10,569)
Additions	17,873
Provisions at end of period	119,244
Current provisions | Risk of lawsuit
Development of provisions
Provisions at beginning of period	24,390
Foreign currency translation	(216)
Utilized	(2,455)
Reversed	(1,903)
Additions	3,757
Provisions at end of period	23,573
Current provisions | Other provisions
Development of provisions
Provisions at beginning of period	37,754
Foreign currency translation	2,642
Changes in consolidation group	128
Utilized	(10,717)
Reversed	(5,446)
Additions	13,762
Reclassifications	(46)
Provisions at end of period	€ 38,077